INCOME TAXES	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
INCOME TAXES

11. Income taxes

The major components of income tax recovery (expense) for the year ended December 31 are as follows:

(MILLIONS)	2018	2017	2016
Income tax recovery (expense) applicable to:
Current taxes
Attributed to the current period	$(30)	$(39)	$(44)
Deferred taxes
Income taxes - origination and reversal of temporary differences	$2	$8	$71
Relating to change in tax rates / imposition of new tax laws	95	(42)	35
Relating to unrecognized temporary differences and tax losses	(8)	(15)	(9)
	$89	$(49)	$97
Total income tax recovery (expense)	$59	$(88)	$53

The major components of deferred income tax recovery (expense) for the year ended December 31 recorded directly to OCI are as follows:

(MILLIONS)	2018	2017	2016
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$(2)	$(4)	$2
Other	(20)	15	(7)
Revaluation surplus
Origination and reversal of temporary differences	(1,117)	(248)	(55)
Relating to changes in tax rates / imposition of new tax laws	54	586	19
	$(1,085)	$349	$(41)

Brookfield Renewable’s effective income tax (expense) recovery for the year ended December 31 is different from its recovery at its statutory income tax rate due to the differences below:

(MILLIONS)	2018	2017	2016
Statutory income tax (expense) recovery(1)	$(100)	$(50)	$5
Reduction (increase) resulting from:
Increase in tax assets not recognized	(8)	(15)	(9)
Differences between statutory rate and future tax rate	95	(37)	43
Subsidiaries' income taxed at different rates	75	14	14
Other	(3)	-	-
Effective income tax recovery (expense)	$59	$(88)	$53

Statutory income tax expense is calculated at the domestic rates applicable to the profits in the country concerned.

The above reconciliation has been prepared by aggregating the information for all of Brookfield Renewable’s subsidiaries using the domestic rate in each tax jurisdiction.

Brookfield Renewable’s effective income tax rate was (17.15)% for the year ended December 31, 2018 (2017: 63.31% and 2016: 384.03%). The effective tax rate is less than the statutory rate primarily due to rate differentials, legislative changes in tax rates during the year, and non-controlling interests’ income not subject to tax.

The following table details the expiry date, if applicable, of the unrecognized deferred tax assets as at December 31:

(MILLIONS)	2018	2017	2016
2019 to 2023	$3	$8	$-
2024 and thereafter	85	108	98
	$88	$116	$98

The deferred tax assets and liabilities of the following temporary differences have been recognized in the consolidated financial statements for the year ended December 31:

		Difference	Net deferred
	Non-capital	between tax and	tax (liabilities)
(MILLIONS)	losses	carrying value	assets
As at January 1, 2016	$458	$(2,996)	$(2,538)
Recognized in Net income (loss)	24	73	97
Recognized in equity	17	(48)	(31)
Business combination	-	(1,020)	(1,020)
Foreign exchange	-	(160)	(160)
As at December 31, 2016	499	(4,151)	(3,652)
Recognized in Net income (loss)	(97)	48	(49)
Recognized in equity	13	341	354
Business combination	79	(63)	16
Foreign exchange	14	(94)	(80)
As at December 31, 2017	508	(3,919)	(3,411)
Recognized in Net income (loss)	(60)	149	89
Recognized in equity	1	(985)	(984)
Business combination	-	73	73
Foreign exchange	(20)	204	184
As at December 31, 2018	$429	$(4,478)	$(4,049)

The deferred income tax liabilities include $3,685 million (2017: $2,561 million and 2016: $2,948 million) of liabilities which relate to property, plant and equipment revaluations included in equity.

The taxable temporary difference attributable to Brookfield Renewable’s interest in its subsidiaries, branches, associates, and joint ventures is $3,398 million (2017: $1,549 million and 2016: $1,380 million). No deferred income tax liability has been recognized in the financial statements in respect of this taxable temporary difference.